Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information Abstract
Document Type	S-4/A
Entity Registrant Name	Northern Genesis Acquisition Corp. II
Entity Central Index Key	0001827980
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Amendment No.2